Share-Based and Other Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2013
Stock Options
Stock Option Activity

Stock Option activity during 2013 was as follows:

	Number of Stock Options (in thousands)	Weighted Average Exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 1, 2013	2,799	$14.62
Granted (a)	925	24.36
Exercised	(380)	6.40
Cancelled (b)	(1,766)	18.00
Forfeited	(9)	27.00
Expired	(1)	27.00

Outstanding at December 31, 2013	1,568	$18.48	5.6	$9.3

Exercisable at December 31, 2013	1,144	$15.22	4.3	$9.2

(a)	Includes 0.4 million options granted to certain employees at a weighted average exercise price of $21.25 per option, which were deemed granted upon expiration of certain repurchase provisions in connection with the IPO.
(b)	In connection with the IPO, the unvested portion of certain options based on performance were cancelled and forfeited and new grants of time-based restricted share units (“RSUs”) and options were awarded.

Anti-Dilution Option Grants [Member]
Stock Option Activity

Anti-Dilution Option activity during 2013 was as follows:

	Number of Anti- Dilution Options (in thousands)	Weighted Average Exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)

Outstanding at January 1, 2013	—	$—
Granted	2,423	18.00
Exercised	(20)	18.00
Forfeited	—	—
Expired	—	—

Outstanding at December 31, 2013	2,403	$18.00	3.6	$10.9

Exercisable at December 31, 2013	2,403	$18.00	3.6	$10.9

Time Based Restricted Stock Units R S U [Member]
Restricted Award Activity

Time-based RSUs activity during 2013 was as follows:

	Number of Time-based RSUs (in thousands)	Weighted Average grant date fair value	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)

Outstanding at January 1, 2013	—	$—
Granted (a)	964	20.13
Vested	(123)	20.00
Forfeited	(24)	20.10

Outstanding at December 31, 2013	817	$20.15	1.8	$18.4

(a)	Includes time-based RSUs granted in consideration of the cancellation and forfeiture of certain unvested performance options under the 2008 Equity Plan, as discussed above.

Performance Based Restricted Stock Units Rsu [Member]
Restricted Award Activity

Performance-based RSUs activity during 2013 was as follows:

	Number of Performance- based RSUs (in thousands)	Weighted Average grant date fair value	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)

Outstanding at January 1, 2013	—	$—
Granted	566	21.96
Vested	—	—
Forfeited	(16)	21.96

Outstanding at December 31, 2013	550	$21.96	2.2	$12.4

Restricted Shares
Restricted Award Activity

Restricted Shares activity during 2013 was as follows:

	Number of Restricted Shares (in thousands)	Weighted Average grant date fair value	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)

Non-vested at January 1, 2013	8	$151.32
Granted (a)	177	18.00
Vested	(184)	23.94
Forfeited	(1)	18.00

Non-vested at December 31, 2013	—	$—	—	$—

(a)	Includes 0.1 million shares granted to certain employees which were deemed granted upon expiration of certain repurchase provisions in connection with the IPO.